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              UNITED STATES                                OMB APPROVAL
                                                        -------------------
   SECURITIES AND EXCHANGE COMMISSION
           Washington, D.C. 20549                       OMB Number:  3235-2456
                                                        Expires: August 31, 2006
               FORM 24F-2                               Estimated average burden
   Annual Notice of Securities Sold                     hours per response.....1
                                                        ------------------------
          Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing
        Form. Please print or type.

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                  Name and address
      1.          of issuer:

                                                           CCMI Funds
                                                     431 N Pennsylvania St.
                                                     Indianpolis, IN 46204


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      2.           The name of each series or class of securities for which this
                   Form is filed (If the Form is being filed for all series and classes of securities of the issuer,

                  check the box but do not list series or classes):       X

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      3. Investment Company Act File Number: 811-06561

                 Securities Act File Number:  33-45753

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     4(a). Last day of fiscal year for which this Form is filed:
                                                                 March 18, 2005


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     4(b).             Check box if this Form is being filed late (i.e., more
                       than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

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     4(c).  X    Check box if this is the last time the issuer will be filing this Form.


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Persons who respond to the collection of information  contained in this form are not required to respond unless the form displays a currently valid OMB control number.



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            Calculation of
      5.    registration fee:

            (i)        Aggregate sale price of securities sold during the
                       fiscal year pursuant to section 24(f):                    $   37,594,561
                                                                                   ------------

            (ii)       Aggregate price of securities redeemed or
                       repurchased during the fiscal year:                       $  293,809,168
                                                                                  ---------------

            (iii)      Aggregate price of securities redeemed or
                       repurchased during any prior fiscal year ending no
                       earlier than October 11, 1995 that were not
                       previously used to reduce registration fees payable
                       to the
                       Commission:                                                $           0
                                                                                  ---------------

            (iv)       Total available redemption credits
                                 [add Items 5(ii) and 5(iii)]:                    $ 293,809,168
                                                                                   ------------

            (v)        Net sales - if Item 5(i) is greater than Item 5(iv)
                       [subtract Item 5(iv) from Item 5(i)]:                      $           0
                                                                                   ------------

            ----- --------------------------------------------------------------
            (vi)  Redemption credits available for use in future years          $(           0  )
                                                                                ---------------
                  - if Item 5(i) is less than Item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:

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            (vii) Multiplier for determining registration fee (See
                  Instruction C.9):                                              X   0.0001177
                                                                                 ------------

            (viii)Registration fee due [multiply Item 5(v) by Item
                  5(vii)]  (enter "0" if no fee is due):                        =  $      0.00
                                                                                 ------------

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      6. Prepaid Shares
            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
            deducted here : . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
            here :               .
                       ---------

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      7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                 +$        0
                                                                                ------------

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      8. Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:
                                                                                =$         0
                                                                                ------------

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
      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of
                  Delivery:

                  ----
                              Wire Transfer
                  ----

                  ----
                                 Mail or other means
                  ----

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                                   SIGNATURES

            This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


            By (Signature and Title)*            /s/ Freddie Jacobs Jr
                                                 -------------------------------

                                                 Freddie Jacobs Jr, Secretary
                                                 -------------------------------

            Date       3/24/05
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